Note 15 - Financial Instruments and Financial Risk Management - Foreign Exchange Risk (Details) - CAD ($)	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Cash	$ 27,988,471	$ 4,141,494
Accounts payable	(2,408,302)	(7,073,336)
Convertible loan	0	(4,955,500)
Currency risk [member]
Statement Line Items [Line Items]
Cash	736,623	574,506
Accounts payable	(1,520,823)	(6,426,587)
Convertible loan	$ 0	$ (4,955,500)